Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Operating activities
Profit/(loss) for the year, net of tax	$ 7,410	$ (117,444)	$ (751)
Adjustments for:
Depreciation and amortization	6,901	2,540	561
Share-based payments expense	3,751	3,761	2,276
Goodwill and Investments in equity accounted associates impairment	62,828
Share listing expense		125,438
Share of loss of equity-accounted associates	10,121
Gain on acquisition		(79)
Impairment loss on trade receivables and loans receivable	29,987	102
Property and equipment write-off	454
Impairment of intangible assets	547
Change in fair value of share warrant obligation and other financial instruments	(2,767)	(10,080)
Unwinding of discount on the put option liability	366
Transaction costs	104
Interest income	(1,639)
Interest expense	116	91	38
Lease modification gain	(11)
Loss on sale of disposal group	4,969
Dividend on ETFs accrued	(231)
Trade receivables write-off	81
Foreign exchange (gain)/loss, net	1,020	2,809	(1,991)
Income tax expense	3,760	1,127	862
Total cash flows from operations before changes in working capital	127,767	8,265	995
Changes in working capital:
Decrease/(increase) in deferred platform commissions	21,851	(26,946)	(52,465)
(Decrease)/increase in deferred revenue	(30,242)	127,899	184,603
Increase in trade and other receivables	(4,498)	(12,682)	(7,490)
Increase/(decrease) in trade and other payables	2,282	9,600	(1,060)
Cash flows from (used in) operations	(10,607)	97,871	123,588
Income tax paid	(1,078)	(617)	(3,978)
Interest received		7	19
Net cash flows generated from operating activities	116,082	105,526	120,624
Investing activities
Acquisition of intangible assets	(64)	(338)
Acquisition of property and equipment	(994)	(1,099)	(147)
Acquisition of subsidiary net of cash acquired	(54,113)	(1,159)
Investments in equity accounted associates	(17,970)
Loans granted	(31,659)	(123)
Proceeds from repayment of loans	746		508
Acquisition of other investments	(67,729)
Net cash flows (used)/generated in investing activities	(171,783)	(2,719)	361
Financing activities
Payments of lease liabilities	(2,013)	(2,132)	(341)
Proceeds from loans receivable	224
Repayment of borrowings		(49)	(3,980)
Payments of lease interest	(115)	(90)	(26)
Payments of interest non-lease			(17)
Dividends paid and distribution to shareholders		(160,366)	(51,683)
Cash acquired in the Transaction		119,659
Net cash flows used in financing activities	(1,904)	(42,978)	(56,047)
Net (decrease)/increase in cash and cash equivalents for the year	(57,605)	59,829	64,938
Cash and cash equivalents at the beginning of the year	142,802	84,557	17,565
Effect of changes in exchange rates on cash held	1,577	(1,584)	2,054
Cash and cash equivalents at the end of the year	$ 86,774	$ 142,802	$ 84,557